Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type

The amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

Available-for-sale securities:

	December 31, 2016
	Amortized cost	Aggregate fair value	Unrealized Gains	Unrealized losses
	$ in thousands
Government and corporate bonds :
Classified as long-term*	7,146	7,012	9	(143)

	December 31, 2015
	Amortized cost	Aggregate fair value	Unrealized Gains	Unrealized losses
	$ in thousands
Government and corporate bonds :
Classified as short-term	410	409		(1)
Classified as long-term*	5,666	5,637		(29)

	6,076	6,046		(30)

*	Mature in less than five years.

Balance and Changes in Allowance

Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Balance at beginning of year	2,893	3,432	3,874
Increase (decrease) during the year	1,174	(206)	485
Bad debt written off	(359)	(333)	(927)

Balance at end of year	3,708	2,893	3,432

Accounts Payable and Accruals Other

d.	Accounts payable and accruals - other

	December 31
	2016	2015
	$ in thousands
Employees and employee institutions	35,832	33,784
Government departments and agencies	25,492	21,638
Derivative liabilities	9,623	1,943
Accrued expenses	43,392	37,270
Sundry	353	295

	114,692	94,930

Schedule of Deferred Revenue

e.	Deferred income

	December 31
	2016	2015
	$ in thousands
Deferred income relating to warranty and installations commitments*	24,177	22,221
Deferred income	4,399	7,061

	28,576	29,282

*	The changes in deferred revenues relating to warranty and installation commitments:

Changes in Deferred Revenues

	December 31
	2016	2015
	$ in thousands
Balance at beginning of year	22,221	25,916
Revenue recognized during the year	(35,901)	(33,372)
Deferred revenues acquired	321
Deferred revenue relating to new sales	37,536	29,677

Balance at end of year	24,177	22,221

Accumulated Other Comprehensive Income (Loss)
f.	Accumulated other comprehensive income (loss)

	Year ended December 31
	2016	2015	2014
	$ in thousands
Accumulated loss in respect of derivative instruments designated for cash flows hedge, net of tax	(9,087)	(1,477)	(1,928)
Accumulated realized and unrealized loss on available-for-sale securities, net	(134)	(29)	(52)

	(9,221)	(1,506)	(1,980)